UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07857

                           OPPENHEIMER REAL ASSET FUND

               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924

               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.

                             OppenheimerFunds, Inc.

            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2004
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  November 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.7%
Capital Auto Receivables Asset Trust,
Automobile Mtg.-Backed Nts., Series 2002-3,
Cl. A2A, 3.05%, 9/15/05 1                                          $         154,626   $        154,778
-----------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed
Certificates, Home Equity Mtg. Obligations,
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                     1,890,135          1,889,336
-----------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2002-A, Cl. A4, 4.24%, 9/15/08                          865,559            872,556
-----------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates, Series 2004-B, Cl. A2, 2.48%, 2/8/07 2                       3,300,000          3,296,268
-----------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates, Series 2003-1,
Cl. A2, 1.60%, 7/20/06                                                       384,097            383,647
-----------------------------------------------------------------------------------------------------------
MSF Funding LLC, Collateralized Mtg. Obligations, Series 2000-1,
Cl. C, 9.53%, 7/25/07 2,3                                                    295,529             11,821
-----------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 1/25/29 2                                                   645,555            172,283
-----------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                       729,073            733,445
-----------------------------------------------------------------------------------------------------------
Salomon Smith Barney Mutual Fund Fee Trust XIV, Asset-Backed Nts.,
Series 2000-14, Cl. 2, 8.61%, 9/30/08                                      3,393,542          1,187,740
-----------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts., Series
2004-2, Cl. A2, 2.41%, 2/15/07                                             3,260,000          3,252,933
-----------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,            6,219,789          6,193,087
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18
                                                                                        ------------------
Total Asset-Backed Securities (Cost $21,152,588)                                             18,147,894
-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--34.1%
-----------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--31.9%
-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--31.9%
Federal Home Loan Mortgage Corp.:
5.50%, 12/1/34 4                                                          24,366,000         24,662,973
7%, 9/1/33                                                                 2,364,389          2,514,687
7%, 12/1/34 4                                                             77,563,000         82,265,257
8%, 4/1/16                                                                   324,917            345,426
9%, 8/1/22-5/1/25                                                             83,228             93,243
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 177, Cl. B, (1.426)%, 7/1/26 5                1,984,771            392,202
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 12/1/19 4                                                          17,293,000         17,179,523
5%, 1/1/17-7/1/17                                                         20,853,503         21,190,295
5%, 12/1/19-12/1/34 4                                                      3,861,000          3,892,916
5.50%, 12/1/19-12/1/34 4                                                  46,209,000         47,322,608
7%, 7/1/28-11/1/34                                                        34,201,239         36,308,395
7%, 1/1/34 4                                                              96,475,000        102,353,994
8.50%, 7/1/32                                                                 77,874             84,569
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped                    1,695,343            357,439
Mtg.-Backed Security:
Trust 294, Cl. 2, 2.539%, 2/1/28 5
Trust 321, Cl. 2, (1.132)%, 3/1/32 5                                       7,663,606          1,603,498
Trust 333, Cl. 2, 3.34%, 3/1/33 5                                          2,986,598            691,492
                                                                                        ------------------
                                                                                            341,258,517
-----------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.0%
Government National Mortgage Assn., 8.50%, 8/15/17-12/15/17                  116,122            128,089
                                                                                        ------------------
                                                                                                128,089
-----------------------------------------------------------------------------------------------------------
PRIVATE--2.2%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL--2.2%
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                     5,481,569          5,626,203
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                    3,014,320          3,016,461
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                    2,659,191          2,651,172
-----------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                          1,242,413          1,232,304
-----------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                    1,081,000          1,078,580
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                    2,050,000          2,067,449
-----------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates, Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                     1,370,000          1,394,874
-----------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2003-ML1A, Cl. A1, 3.972%,
3/12/39                                                                      767,866            760,685
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg.
Obligations, Series 2004-N, Cl. A10, 3.803%, 8/25/34 2                     5,881,829          5,861,473
                                                                                        ------------------
                                                                                             23,689,201
                                                                                        ------------------
Total Mortgage-Backed Obligations (Cost $364,599,309)                                       365,075,807
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--32.1%
Federal Home Loan Bank Unsec. Bonds:
4.125%, 5/13/05                                                           25,000,000         25,194,950
Series EY06, 5.25%, 8/15/06                                                   86,000             89,037
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
1.75%, 5/15/05                                                            47,330,000         47,195,535
2.875%, 9/15/05                                                           30,000,000         30,042,420
4.25%, 6/15/05                                                            25,900,000         26,143,201
7%, 7/15/05                                                               65,000,000         66,772,940
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
2.08%, 1/26/05 6                                                          15,000,000         14,949,945
1.33%, 2/23/05 1                                                          24,000,000         23,945,976
1.50%, 9/21/05                                                            20,000,000         19,812,380
5.75%, 6/15/05                                                            17,250,000         17,549,581
7%, 7/15/05 1                                                             70,000,000         71,878,450
                                                                                        ------------------
Total U.S. Government Obligations (Cost $344,287,429)                                       343,574,415
-----------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--1.2%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali,
7.25%, 2/7/05                                                              5,000,000          5,043,750
-----------------------------------------------------------------------------------------------------------
Ontario (Province of) Nts., 7%, 8/4/05                                     4,200,000          4,322,044
-----------------------------------------------------------------------------------------------------------
Quebec (Province of) Nts., 8.625%, 1/19/05                                   500,000            504,088
-----------------------------------------------------------------------------------------------------------
Quebec (Province of) Unsec. Debs., 8.625%, 1/19/05                         3,180,000          3,205,790
                                                                                        ------------------
Total Foreign Government Obligations (Cost $13,084,576)                                      13,075,672
-----------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--34.6%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--4.2%
-----------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.8%
DaimlerChrysler North America Holding Corp.:
3.40% Nts., Series D, 12/15/04 1                                             860,000            860,096
7.40% Unsec. Nts., 1/20/05                                                 1,850,000          1,861,544
7.75% Nts., 6/15/05                                                        2,700,000          2,769,150
-----------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
7.50% Unsec. Nts., 3/15/05                                                 1,000,000          1,012,682
7.60% Nts., 8/1/05                                                         1,900,000          1,951,513
-----------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
7.50% Nts., 7/15/05                                                        3,200,000          3,276,640
8.75% Medium-Term Nts., Series SMN1, 7/15/05                               1,150,000          1,187,043
-----------------------------------------------------------------------------------------------------------
General Motors Nova Scotia Finance Co., 6.85% Nts., 10/15/08               1,205,000          1,259,715
-----------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.50% Sr. Nts., 5/15/06 1                               1,215,000          1,257,066
-----------------------------------------------------------------------------------------------------------
Volkswagen Credit, Inc.:                                                   2,000,000          2,000,924
2.12% Nts., 6/13/05 3,7
2.33% Nts., 7/21/05 3,7                                                    1,900,000          1,899,759
                                                                                        ------------------
                                                                                             19,336,132
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Carnival Corp., 7.05% Unsec. Nts., 5/15/05                                 2,600,000          2,649,988
-----------------------------------------------------------------------------------------------------------
MEDIA--1.5%
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                            825,000            925,658
-----------------------------------------------------------------------------------------------------------
Gannett Co., Inc., 4.95% Unsec. Nts., 4/1/05                               4,165,000          4,195,059
-----------------------------------------------------------------------------------------------------------
New York Times Co. (The), 7.625% Unsec. Unsub. Nts., 3/15/05               2,620,000          2,658,438
-----------------------------------------------------------------------------------------------------------
News America, Inc., 6.625% Sr. Nts., 1/9/08                                  443,000            478,559
-----------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 8.18% Nts., 8/15/07 1                                890,000            989,954
-----------------------------------------------------------------------------------------------------------
Viacom, Inc.:
6.40% Sr. Nts., 1/30/06 1                                                    675,000            700,523
7.15% Sr. Unsec. Nts., 5/20/05                                             4,450,000          4,536,223
7.75% Sr. Unsec. Nts., 6/1/05                                                500,000            513,003
-----------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                        410,000            426,172
                                                                                        ------------------
                                                                                             15,423,589
-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Target Corp., 7.50% Sr. Unsec. Nts., 2/15/05                               3,525,000          3,558,618
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Lowe's Cos., Inc., 7.50% Sr. Unsec. Nts., 12/15/05                         3,400,000          3,558,763
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.0%
-----------------------------------------------------------------------------------------------------------
BEVERAGES--0.7%
Coca-Cola Enterprises, Inc., 8% Nts., 1/4/05                               3,000,000          3,013,419
-----------------------------------------------------------------------------------------------------------
Diageo Capital plc, 6.125% Unsec. Nts., 8/15/05                            4,235,000          4,332,735
                                                                                        ------------------
                                                                                              7,346,154
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
Kroger Co. (The), 7.625% Sr. Nts., 9/15/06                                   460,000            492,344
-----------------------------------------------------------------------------------------------------------
Price/Costco Wholesale Corp., 7.125% Sr. Nts., 6/15/05                     2,500,000          2,554,880
-----------------------------------------------------------------------------------------------------------
Secured Finance, Inc., 9.05% Bonds, 12/15/04                               2,000,000          2,003,500
                                                                                        ------------------
                                                                                              5,050,724
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.4%
General Mills, Inc., 3.875% Nts., 11/30/07                                   515,000            515,578
-----------------------------------------------------------------------------------------------------------
Nabisco, Inc.:
6.375% Nts., 2/1/05                                                        4,350,000          4,370,080
6.85% Nts., 6/15/05                                                          700,000            714,318
-----------------------------------------------------------------------------------------------------------
Sara Lee Corp., 6.40% Nts., Series B, 6/9/05                               3,500,000          3,558,821
-----------------------------------------------------------------------------------------------------------
Unilever Capital Corp., 6.875% Sr. Unsec.
Unsub. Nts., 11/1/05                                                       5,935,000          6,141,051
                                                                                        ------------------
                                                                                             15,299,848
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.4%
Procter & Gamble Co. (The), 6.60% Unsec. Unsub. Bonds, 12/15/04            4,150,000          4,156,026
-----------------------------------------------------------------------------------------------------------
ENERGY--0.5%
-----------------------------------------------------------------------------------------------------------
OIL & GAS--0.5%
BP Canada Energy Co., 6.75% Unsec. Debs., 2/15/05                            100,000            100,879
-----------------------------------------------------------------------------------------------------------
BP Capital Markets plc:
4% Nts., 4/29/05                                                             500,000            503,014
4.625% Nts., 5/27/05                                                       3,900,000          3,937,853
-----------------------------------------------------------------------------------------------------------
Chevron Corp. Profit Sharing Savings Plan
Trust Fund, 8.11% Debs., 12/1/04                                              44,000             44,000
-----------------------------------------------------------------------------------------------------------
Union Texas Petroleum Holdings, Inc., 8.375%
Sr. Unsec. Nts., 3/15/05                                                   1,000,000          1,015,771
                                                                                        ------------------
                                                                                              5,601,517
-----------------------------------------------------------------------------------------------------------
FINANCIALS--18.4%
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.2%
Amvescap plc, 6.60% Sr. Unsec. Nts., 5/15/05                               1,175,000          1,193,573
-----------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The):
3.75% Unsec. Unsub. Nts., 2/15/08 1                                          470,000            470,613
8.50% Unsec. Sub. Nts., 12/15/04 1                                         1,600,000          1,603,275
-----------------------------------------------------------------------------------------------------------
Bankers Trust Corp., 8.25% Unsec. Sub. Nts., 5/1/05 1                      1,800,000          1,839,838
-----------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA), 5.75% Unsec. Nts., 4/15/07           600,000            629,950
-----------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.35% Sr. Nts., 1/24/05 3                                    800,000            800,047
-----------------------------------------------------------------------------------------------------------
Northern Trust Co.:
6.70% Sub. Nts., 9/15/05                                                   3,600,000          3,690,407
7.50% Nts., 2/11/05                                                        2,000,000          2,019,168
-----------------------------------------------------------------------------------------------------------
Spear, Leeds & Kellogg LP, 8.25% Nts., 8/15/05 7                           1,050,000          1,089,670
                                                                                        ------------------
                                                                                             13,336,541
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--6.6%
ABN Amro Bank NV (Chicago), 7.25% Unsec. Sub. Nts., 5/31/05                5,600,000          5,720,456
-----------------------------------------------------------------------------------------------------------
Bank of America Corp.:
3.875% Nts., 1/15/08 1                                                       500,000            503,279
6.875% Sub. Nts., 2/15/05                                                    125,000            126,052
7.875% Sr. Unsec. Nts., 5/16/05                                            1,050,000          1,074,924
-----------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 6.375% Unsec. Sub. Nts.,
10/15/05                                                                   3,000,000          3,094,950
-----------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (New York), 1.87% Nts., 9/9/05 3          3,800,000          3,801,486
-----------------------------------------------------------------------------------------------------------
First Tennessee Bank (Southern US), 2.25% Nts., 11/18/05 3                 1,000,000            999,973
-----------------------------------------------------------------------------------------------------------
Fleet National Bank, 8.625% Sub. Nts., 2/15/05                               250,000            253,340
-----------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp., 4.20% Nts., 11/30/07                            430,000            437,439
-----------------------------------------------------------------------------------------------------------
Household Finance Corp.:
5% Sr. Unsec. Nts., 5/15/05                                                  400,000            402,749
6.50% Unsec. Nts., 1/24/06                                                   515,000            534,260
8% Sr. Nts., 5/9/05                                                        4,600,000          4,707,166
-----------------------------------------------------------------------------------------------------------
Huntington National Bank, 1.95% Nts., 12/1/05 3                            4,000,000          4,005,476
-----------------------------------------------------------------------------------------------------------
Key Bank NA, 7.25% Unsec. Sub. Nts., 6/1/05                                2,650,000          2,708,080
-----------------------------------------------------------------------------------------------------------
KeyCorp, 4.625% Sr. Nts., Series G, 5/16/05                                2,900,000          2,923,142
-----------------------------------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank, 1.568% Certificate of Deposit, 3/10/05         4,450,000          4,442,533
-----------------------------------------------------------------------------------------------------------
Manufacturers & Traders Trust, 7% Unsec. Sub. Nts., 7/1/05                 5,650,000          5,778,148
-----------------------------------------------------------------------------------------------------------
National City Corp., 7.20% Unsec. Sub. Nts., 5/15/05                       5,710,000          5,822,544
-----------------------------------------------------------------------------------------------------------
PNC Bank NA, 7.875% Sub. Nts., 4/15/05 1                                   1,630,000          1,660,654
-----------------------------------------------------------------------------------------------------------
Santander Financial Issuances Ltd., 7.875% Unsec. Sub. Nts.,
4/15/05                                                                    1,600,000          1,631,168
-----------------------------------------------------------------------------------------------------------
U.S. Bancorp, 4.75% Sr. Nts., Series N, 6/30/05                            3,500,000          3,537,125
-----------------------------------------------------------------------------------------------------------
Wachovia Corp.:
6.80% Unsec. Sub. Nts., 6/1/05                                             2,360,000          2,406,310
7.45% Sr. Unsec. Unsub. Nts., 7/15/05                                      2,900,000          2,980,695
-----------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.:
2.40% Unsec. Nts., 11/3/05                                                 4,500,000          4,471,299
4.375% Nts., 1/15/08                                                         515,000            522,890
7.25% Sr. Nts., 8/15/05                                                      750,000            771,956
-----------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.25% Sr. Nts., 8/24/05                                 4,300,000          4,430,716
-----------------------------------------------------------------------------------------------------------
Wells Fargo Financial, Inc., 7% Sr. Unsec. Nts., 11/1/05                     700,000            724,843
                                                                                        ------------------
                                                                                             70,473,653
-----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.6%
American Express Credit Corp., 7.45% Sr. Nts., 8/10/05 3                   2,000,000          2,062,410
-----------------------------------------------------------------------------------------------------------
Newcourt Credit Group, Inc., 6.875% Unsec. Sub. Nts., Series B,
2/16/05                                                                    3,600,000          3,631,853
-----------------------------------------------------------------------------------------------------------
SLM Corp., 2.75% Nts., 12/1/05                                               300,000            299,415
                                                                                        ------------------
                                                                                              5,993,678
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.5%
American Express Co., 5.50% Nts., 9/12/06 1                                  770,000            799,355
-----------------------------------------------------------------------------------------------------------
Associates Corp. of North America:
6.20% Sr. Nts., 5/16/05                                                    2,000,000          2,031,846
6.625% Sr. Nts., 6/15/05                                                     100,000            101,959
-----------------------------------------------------------------------------------------------------------
Bank One Corp.:
7% Jr. Unsec. Sub. Nts., 7/15/05                                             600,000            615,415
7.625% Sr. Unsec. Unsub. Nts., 8/1/05                                      2,400,000          2,477,508
-----------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.:
6.75% Sr. Nts., Series C, 12/1/04                                          1,200,000          1,200,000
7.125% Sub. Debs., 3/1/05                                                    350,000            354,031
-----------------------------------------------------------------------------------------------------------
CIT Group, Inc., 4.125% Sr. Nts., 2/21/06                                    900,000            909,719
-----------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc., 6.25% Sr. Unsec. Nts.,
6/15/05                                                                    2,300,000          2,344,914
-----------------------------------------------------------------------------------------------------------
Citigroup, Inc., 3.50% Nts., 2/1/08                                          800,000            795,401
-----------------------------------------------------------------------------------------------------------
Danske Bank AS, 7.25% Sub. Nts., 6/15/05 ,                                 4,200,000          4,300,716
-----------------------------------------------------------------------------------------------------------
Export Development Canada, 4.55% Nts., 6/30/05                             4,000,000          4,052,388
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
4.125% Nts., 1/15/08 1                                                     1,000,000          1,012,240
7.50% Sr. Unsec. Unsub. Nts., 1/28/05 1                                    2,300,000          2,317,940
7.625% Nts., 8/17/05                                                       1,000,000          1,034,467
-----------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 4% Nts., 2/1/08                                        800,000            804,168
-----------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7.75% Sr. Unsec. Nts., 1/15/05             4,540,000          4,567,848
-----------------------------------------------------------------------------------------------------------
MBNA Corp., 5.625% Nts., 11/30/07                                            500,000            523,784
-----------------------------------------------------------------------------------------------------------
Mellon Funding Corp., 7.50% Sr. Unsec. Nts., 6/15/05                       5,100,000          5,221,043
-----------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4% Nts., Series B, 11/15/07                       410,000            412,797
-----------------------------------------------------------------------------------------------------------
Morgan Stanley, 7.75% Sr. Nts., 6/15/05                                    4,450,000          4,569,496
-----------------------------------------------------------------------------------------------------------
SLM Corp.:
2.90% Nts., Series A, 7/1/05                                               4,400,000          4,402,072
2.06% Nts., Series A, 9/15/05 3                                              700,000            701,160
-----------------------------------------------------------------------------------------------------------
Tyco Capital Corp., 6.625% Sr. Unsec. Nts., 6/15/05                        2,915,000          2,974,472
                                                                                        ------------------
                                                                                             48,524,739
-----------------------------------------------------------------------------------------------------------
INSURANCE--4.6%
Allstate Corp., 7.875% Sr. Unsec. Nts., 5/1/05 1                           3,300,000          3,369,260
-----------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding LLC, 7.125% Nts., 9/26/05 7              2,030,000          2,095,817
-----------------------------------------------------------------------------------------------------------
AXA Financial, Inc., 9% Sr. Unsec. Nts., 12/15/04                          3,830,000          3,837,836
-----------------------------------------------------------------------------------------------------------
Dresdner Bank, New York, 6.625% Unsec. Sub. Nts., 9/15/05                  3,800,000          3,907,893
-----------------------------------------------------------------------------------------------------------
Equitable Life Assurance Society (USA), 6.95% Surplus Nts.,
12/1/05 7                                                                  1,700,000          1,760,129
-----------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 7.75% Sr. Unsec.
Nts., 6/15/05                                                              5,370,000          5,504,653
-----------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, 2.04% Nts., 3/11/05 3,7              2,500,000          2,501,248
-----------------------------------------------------------------------------------------------------------
John Hancock Global Funding II:
5% Nts., 7/27/07 7                                                           760,000            783,359
2.12% Nts., 9/6/05 3,7                                                     4,700,000          4,711,214
-----------------------------------------------------------------------------------------------------------
Lincoln National Corp., 7.25% Unsec. Debs., 5/15/05                        6,970,000          7,119,750
-----------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 3.625% Nts., 2/15/08                          1,130,000          1,083,089
-----------------------------------------------------------------------------------------------------------
MetLife, Inc., 3.911% Nts., 5/15/05                                        5,750,000          5,783,977
-----------------------------------------------------------------------------------------------------------
Monumental Global Funding II, 3.85% Nts., 3/3/08 7                         1,120,000          1,119,260
-----------------------------------------------------------------------------------------------------------
Pricoa Global Funding I, 3.90% Nts., 12/15/08 7                            1,800,000          1,788,896
-----------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The), 7.875% Sr. Unsec. Nts.,
4/15/05                                                                    2,350,000          2,392,761
-----------------------------------------------------------------------------------------------------------
Teachers Insurance and Annuity Assn. Global Markets, 3.875% Sr.
Unsec. Nts., 1/22/08 7                                                     1,750,000          1,758,521
                                                                                        ------------------
                                                                                             49,517,663
-----------------------------------------------------------------------------------------------------------
REAL ESTATE--0.1%
Spieker Properties LP, 6.75% Unsec. Unsub. Nts., 1/15/08                     800,000            865,743
-----------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.8%
Abbey National plc, 6.69% Sub. Nts., 10/17/05                              5,350,000          5,502,636
-----------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc.:
3.50% Nts., Series K, 12/19/05                                             1,700,000          1,707,276
5.50% Nts., Series K, 2/1/07 1                                               635,000            658,278
6.51% Nts., Series F, 2/11/05                                                250,000            251,848
6.875% Sr. Unsec. Unsub. Nts., Series D, 9/15/05                             115,000            118,169
                                                                                        ------------------
                                                                                              8,238,207
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--1.4%
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Boston Scientific Corp., 6.625% Unsec. Nts., 3/15/05                       4,000,000          4,045,020
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.4%
Anthem, Inc., 4.875% Unsub. Nts., 8/1/05                                     420,000            423,760
-----------------------------------------------------------------------------------------------------------
Kaiser Foundation Hospitals, 9.55% Debs., 7/15/05                          3,400,000          3,537,040
                                                                                        ------------------
                                                                                              3,960,800
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.6%
Bristol-Myers Squibb Co., 4.75% Nts., 10/1/06                                875,000            896,474
-----------------------------------------------------------------------------------------------------------
Merck & Co., Inc., 4.125% Nts., Series E, 1/18/05                            715,000            716,600
-----------------------------------------------------------------------------------------------------------
Pharmacia Corp., 5.75% Sr. Unsec. Nts., 12/1/05                            5,000,000          5,133,990
                                                                                        ------------------
                                                                                              6,747,064
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.9%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.9%
Boeing Capital Corp., 5.65% Sr. Unsec. Nts., 5/15/06                         144,000            148,964
-----------------------------------------------------------------------------------------------------------
Boeing Co., 6.625% Unsec. Nts., 6/1/05                                     3,900,000          3,967,396
-----------------------------------------------------------------------------------------------------------
Honeywell International, Inc.:
6.125% Unsec. Unsub. Nts., 7/1/05                                          4,321,000          4,398,277
6.875% Nts., 10/3/05                                                       1,325,000          1,365,878
-----------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                  259,000            275,116
                                                                                        ------------------
                                                                                             10,155,631
-----------------------------------------------------------------------------------------------------------
AIRLINES--0.1%
Southwest Airlines Co., 8% Unsec. Nts., 3/1/05                             1,000,000          1,011,172
-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.0%
Emerson Electric Co., 7.875% Unsec. Nts., 6/1/05                             390,000            400,206
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.0%
General Electric Capital Corp.:
5.625% Sr. Unsec. Unsub. Nts., 5/13/05                                       350,000            353,509
6.80% Nts., Series A, 11/1/05                                              2,200,000          2,275,973
7.50% Nts., Series A, 5/15/05                                              2,700,000          2,759,586
8.85% Debs., 4/1/05                                                          500,000            509,948
-----------------------------------------------------------------------------------------------------------
Security Capital Group, Inc., 6.95% Sr. Unsec. Nts., 6/15/05               1,500,000          1,533,446
-----------------------------------------------------------------------------------------------------------
Textron Financial Corp., 7.125% Nts., 12/9/04                              3,355,000          3,357,644
                                                                                        ------------------
                                                                                             10,790,106
-----------------------------------------------------------------------------------------------------------
MACHINERY--0.8%
Caterpillar Financial Services Corp., 4.38% Nts., Series F, 6/15/05        1,000,000          1,005,951
-----------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co., 6.51% Nts., Series B, 12/1/04                          2,000,000          2,000,000
-----------------------------------------------------------------------------------------------------------
John Deere Capital Corp., 4.125% Sr. Nts., Series D, 7/15/05               5,295,000          5,340,304
                                                                                        ------------------
                                                                                              8,346,255
-----------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Consolidated Rail Corp., 7.07% Sec. Nts., Series 92-A, 4/1/05                300,000            304,312
-----------------------------------------------------------------------------------------------------------
Norfolk Southern Railway Co., 7% Equipment Trust Nts., Series J,
6/15/05                                                                      650,000            664,156
                                                                                        ------------------
                                                                                                968,468
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.6%
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.6%
Compaq Computer Corp., 7.65% Unsec. Nts., 8/1/05                           1,400,000          1,443,845
-----------------------------------------------------------------------------------------------------------
Hewlett-Packard Co., 7.15% Nts., 6/15/05                                   4,700,000          4,810,365
                                                                                        ------------------
                                                                                              6,254,210
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.9%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
Ameritech Capital Funding Corp., 7.50% Unsec. Unsub. Debs., 4/1/05 1       2,000,000          2,030,658
-----------------------------------------------------------------------------------------------------------
BellSouth Telecommunications, Inc.:
6.50% Unsec. Nts., 6/15/05                                                 1,340,000          1,367,687
7% Nts., 2/1/05                                                               30,000             30,217
-----------------------------------------------------------------------------------------------------------
Citizens Communications Co., 7.625% Sr. Unsub. Nts., 8/15/08                 515,000            563,281
-----------------------------------------------------------------------------------------------------------
GTE North, Inc., 6.40% Debs., Series E, 2/15/05                              605,000            609,811
-----------------------------------------------------------------------------------------------------------
NYNEX Capital Funding Co., 8.75% Nts., Series B, 12/1/04                     600,000            600,000
-----------------------------------------------------------------------------------------------------------
Pacific Bell, 6.25% Nts., 3/1/05                                             980,000            989,102
-----------------------------------------------------------------------------------------------------------
Southern New England Telecommunications Corp., 7% Nts., Series 2,
8/15/05                                                                      200,000            205,678
-----------------------------------------------------------------------------------------------------------
Southwestern Bell Telephone Co., 6.625% Unsec. Nts., 4/1/05                1,908,000          1,932,428
-----------------------------------------------------------------------------------------------------------
Telefonica Europe BV, 7.35% Nts., 9/15/05                                  4,600,000          4,756,533
-----------------------------------------------------------------------------------------------------------
Verizon Communications, Inc., 6.60% Nts., Series A, 9/22/05                1,250,000          1,280,996
-----------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., 6.75% Sr. Unsec. Unsub. Nts., 12/1/05        2,000,000          2,073,098
-----------------------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375% Unsub. Nts., 12/15/06                   860,000            893,052
                                                                                        ------------------
                                                                                             17,332,541
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Vodafone Group plc:
3.95% Unsec. Nts., 1/30/08                                                   860,000            865,096
7.625% Jr. Unsec. Nts., 2/15/05                                            2,632,000          2,658,870
                                                                                        ------------------
                                                                                              3,523,966
-----------------------------------------------------------------------------------------------------------
UTILITIES--1.7%
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.5%
Boston Edison Co., 2.57% Unsec. Debs., 10/15/05 3                          4,000,000          4,013,876
-----------------------------------------------------------------------------------------------------------
Carolina Power & Light Co., 7.50% Sr. Nts., 4/1/05                         2,250,000          2,285,541
-----------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                615,000            642,271
-----------------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 1.875% Unsec. Unsub. Nts., 3/30/05                4,100,000          4,091,288
-----------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625% Sr. Nts., 10/1/07                    910,000            925,189
-----------------------------------------------------------------------------------------------------------
Midwest Power Systems, Inc., 7% General Mtg. Bonds, 2/15/05                3,210,000          3,237,818
-----------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.75% Sr. Nts., 3/1/06                                465,000            483,838
-----------------------------------------------------------------------------------------------------------
South Carolina Electric & Gas Co., 7.50% Sec. Bond, 6/15/05                  500,000            512,638
                                                                                        ------------------
                                                                                             16,192,459
-----------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.2%
Consolidated Natural Gas Co., 7.375% Unsec. Debs., 4/1/05                  1,080,000          1,096,190
-----------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 3.20% Nts., 11/1/06                                  680,000            673,183
                                                                                        ------------------
                                                                                              1,769,373
                                                                                        ------------------
Total Corporate Bonds and Notes (Cost $370,920,431)                                         370,428,854
-----------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--16.6%
AB Svensk Exportkredit, Goldman Sachs Commodity Index Excess
Return Linked Nts., 0.48%, 12/2/04 8                                      13,000,000         26,789,100
-----------------------------------------------------------------------------------------------------------
AIG:
Goldman Sachs Commodity Index Total Return Linked Nts., 1.17%,
1/28/05 8                                                                 15,000,000         24,959,288
Goldman Sachs Commodity Index Total Return Linked Nts., 2.295%,
11/2/05 8                                                                 15,000,000         19,367,120
-----------------------------------------------------------------------------------------------------------
Cargill, Inc.:
Goldman Sachs Commodity Index Total Return Linked Nts., 1.098%,
3/18/05 8                                                                 18,000,000         26,370,806
Goldman Sachs Commodity Index Total Return Linked Nts., 1.189%,
3/4/05 8                                                                  23,000,000         40,214,872
-----------------------------------------------------------------------------------------------------------
Core Investment Grade Bond Trust I, Pass-Through Certificates,
Series 2002-1, 4.727%, 11/30/07                                            9,700,000          9,917,038
-----------------------------------------------------------------------------------------------------------
Eksportfinans AS, Goldman Sachs Commodity Index Excess Return
Linked Nts., 7%, 11/25/31 8                                               18,000,000         17,069,400
-----------------------------------------------------------------------------------------------------------
Koch Supply & Trading LP, Goldman Sachs Energy Total Return Linked
Nts., 2.275%, 5/3/05 3,8                                                   7,000,000         12,451,663
                                                                                        ------------------
Total Structured Notes (Cost $118,853,817)                                                  177,139,287
-----------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--0.2%
TX Public Finance Authority Revenue Bonds, Unemployment
Compensation-B, 2%, 6/15/05 (Cost $2,495,589)                              2,500,000          2,490,600
-----------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--2.3%
Federal National Mortgage Assn., 6.43%, 2/1/05                            15,000,000         14,919,646
-----------------------------------------------------------------------------------------------------------
Gemini Securitization Corp., 1.86%, 12/1/04 9                              5,000,000          5,000,000
-----------------------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A, 1.87%, 12/6/04 9                       5,000,000          4,998,701
                                                                                        ------------------
Total Short-Term Notes (Cost $24,918,347)                                                    24,918,347
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.6%
Undivided interest of 10.51% in joint
repurchase agreement (Principal Amount/Value
$563,463,000, with a maturity value of
$563,494,147) with UBS Warburg LLC, 1.99%,
dated 11/30/04, to be repurchased at
$59,228,274 on 12/1/04, collateralized by
Federal National Mortgage Assn., 5%, 3/1/34,
with a value of $575,723,750
(Cost $59,225,000)                                                        59,225,000         59,225,000
-----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,319,537,086)                               128.4%    1,374,075,876
-----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                           (28.4)     (303,763,439)
                                                                     -------------------------------------
Net Assets                                                                      100.0% $  1,070,312,437
                                                                     =====================================

Footnotes to Statement of Investments

1. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $65,425,542. As of November 30, 2004, the Fund had outstanding future contracts as follows:

                                                                           UNREALIZED
CONTRACT          EXPIRATION       NUMBER OF       VALUATION AS OF       APPRECIATION
DESCRIPTION            DATES       CONTRACTS         NOV. 30, 2004      (DEPRECIATION)
--------------------------------------------------------------------------------------
CONTRACTS TO
PURCHASE

AGRICULTURE

Corn                 3/14/05           1,617        $   16,473,188       $   (700,851)

Cotton #2             3/8/05             206             4,612,340            181,543

Soybean              1/14/05             241             6,443,738           (606,954)

Sugar #11            2/28/05             997             9,871,098              5,456

Wheat                5/12/05-
                     5/13/05           1,617            25,299,600         (1,364,689)

ENERGY

Brent Crude Oil      2/11/05             476            21,848,400            255,905

Crude Oil           12/20/04-
                     1/20/05           3,773           185,619,560          3,216,627

Gas Oil              1/12/05             543            23,213,250            819,469

Heating Oil         12/30/04             735            43,782,921            719,350

Natural Gas         12/28/04-
                     1/27/05           1,079            82,731,850         (6,615,509)

Unleaded
Gasoline            12/31/04           1,002            54,061,106            (35,559)

GOVERNMENTS

U.S. Treasury
Nts., 10 yr.         3/21/05             845            93,583,750           (567,239)

INDUSTRIAL METALS

Copper               3/29/05             486            17,423,100          2,051,528

London Metals
Exchange Aluminum
High Grade           1/19/05             522            24,018,525            406,530

London Metals
Exchange Lead        1/19/05             100             2,412,500             27,325

London Metals
Exchange Nickel      1/19/05             101             8,656,710            200,831

London Metals
Exchange Zinc        1/19/05-
                     3/16/05             228             6,655,244            812,864

LIVESTOCK

Feeder Cattle        1/27/05              73             3,794,175            (94,549)

Lean Hogs            4/14/05           1,768            52,615,680          3,168,684

Live Cattle          2/28/05             700            25,074,000            249,495

PRECIOUS METALS

Gold 100 oz.         2/24/05-
                     4/27/05             327            14,874,660            585,324

Silver               5/26/05              42             1,640,100             59,693

SOFTS

Cocoa                3/15/05             125             2,063,750             44,531

Coffee               3/18/05             150             5,481,563            790,688
                                                                        -------------
                                                                            3,610,493
                                                                        -------------

CONTRACTS TO
SELL

AGRICULTURE

Wheat                3/14/05              61               918,813             46,709

GOVERNMENTS

U.S. Treasury
Nts., 2 yr.         12/30/04           2,517           529,238,578          3,562,248

U.S. Treasury
Nts., 5 yr.         12/20/04             493            54,091,344            404,236

LIVESTOCK

Lean Hogs            2/14/05           1,091            33,668,260         (1,507,251)
                                                                        -------------
                                                                            2,505,942
                                                                        -------------
                                                                        $   6,116,435
                                                                        =============

2. Illiquid security. The aggregate value of illiquid securities as of November 30, 2004 was $9,341,845, which represents 0.87% of the Fund's net assets.
3. Represents the current interest rate for a variable or increasing rate security.
4. When-issued security or forward commitment to be delivered and settled after November 30, 2004.
5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,044,631 or 0.28% of the Fund's net assets as of November 30, 2004.
6. Zero coupon bond reflects effective yield on the date of purchase.
7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $21,508,797 or 2.01% of the Fund's net assets as of November 30, 2004.
8. Security is linked to the Goldman Sachs Commodity Index, the Goldman Sachs Commodity Excess Return Index or the Goldman Sachs Commodity Index Total Return Index. The indexes currently contain twenty-six commodities from the sectors of energy, metals and agricultural products. Individual components qualify for the inclusion in the index based on liquidity and are weighted by their respective world production quantities.
9. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $9,998,701, or 0.93% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.


As of November 30, 2004, the Fund had entered into the following total return swap contracts:


                                                PAID BY             RECEIVED BY
              SWAP      NOTIONAL            THE FUND AT             THE FUND AT  TERMINATION      UNREALIZED
      COUNTERPARTY        AMOUNT      NOVEMBER 30, 2004       NOVEMBER 30, 2004        DATES    DEPRECIATION
------------------------------------------------------------------------------------------------------------
Deutsche Bank, AG    $ 7,410,000   One-Month LIBOR less          Value of total
                                        50 basis points        return of Lehman
                                                                  Brothers CMBS
                                                                          Index     1/1/05    $      82,908

                                         Value of total
Goldman Sachs          7,410,00        return of Lehman
Capital Markets LP                  Brothers CBMS Index     One-Month LIBOR BBA     3/31/05           84,697
                                                                                               -------------
                                                                                               $     167,605
                                                                                               =============

Index abbreviations are as follows:
CMBS                Commercial Mortgage Backed Securities Markets
LIBOR               London-Interbank Offered Rate
LIBOR BBA           London-Interbank Offered Rate British Bankers Association

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2004 are noted below.


The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  1,319,547,638
                                              ================

Gross unrealized appreciation                 $     60,330,141
Gross unrealized depreciation                       (5,801,903)
                                              ----------------
Net unrealized appreciation                   $     54,528,238
                                              ================

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)    Exhibits attached hereto. (Attach certifications as exhibits)